Segment Information (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Oct. 31, 2025
Segment Reporting [Abstract]
General and administrative expenses	$ 375,265	$ 43,064	$ 43,064	$ 43,064	$ 726,449
Interest earned on investments held in Trust Account	$ 888,798				$ 1,524,470